Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Summary of detailed information about lease assets and lease liabilities

	Land and buildings	Plant and equipment	Total
	US$m	US$m	US$m
Lease assets

Year ended 31 December 2023

Carrying amount at 1 January 2023	464	800	1,264

Additions	8	120	128

Transfer to assets held for sale 1	-	(3)	(3)

Lease remeasurements	7	184	191

Depreciation	(49)	(301)	(350)

Carrying amount at 31 December 2023	430	800	1,230

At 31 December 2023

Historical cost and remeasurements	600	1,612	2,212

Accumulated depreciation, impairment and disposals	(170)	(812)	(982)

Net carrying amount	430	800	1,230

Lease liabilities

Year ended 31 December 2023

At 1 January 2023	623	1,011	1,634

Additions	24	121	145

Transfer to liabilities directly associated with assets held for sale 1	-	(7)	(7)

Repayments (principal and interest)	(78)	(391)	(469)

Accretion of interest	27	75	102

Lease remeasurements	11	199	210

Carrying amount at 31 December 2023	607	1,008	1,615
Current	54	244	298
Non-current	553	764	1,317
Carrying amount at 31 December 2023	607	1,008	1,615

Lease assets

Year ended 31 December 2022

Carrying amount at 1 January 2022	377	703	1,080

Acquisitions through business combination 2	120	22	142

Additions	4	238	242

Lease remeasurements	5	103	108

Depreciation	(42)	(266)	(308)

Carrying amount at 31 December 2022	464	800	1,264

At 31 December 2022

Historical cost and remeasurements	591	1,311	1,902

Accumulated depreciation, impairment and disposals	(127)	(511)	(638)

Net carrying amount	464	800	1,264

Lease liabilities

Year ended 31 December 2022

At 1 January 2022	437	930	1,367

Acquisitions through business combination 2	245	23	268

Additions	1	189	190

Repayments (principal and interest)	(60)	(305)	(365)

Accretion of interest	25	78	103

Lease remeasurements	(25)	96	71

Carrying amount at 31 December 2022	623	1,011	1,634

Current	48	276	324

Non-current	575	735	1,310

Carrying amount at 31 December 2022	623	1,011	1,634

1.	Refer to Note B.8 for details of the sell-down of the Scarborough Joint Venture.
2.	Refer to Note B.5 for details of business combination.

Summary of detailed information about maturity analysis of lease payments
The table below presents the contractual undiscounted cash flows associated with the Group’s lease liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2023 US$m	2022 US$m
Due for payment in:
1 year or less	415	433
1-2 years	240	272
2-3 years	194	199
3-4 years	180	186
4-5 years	181	176
More than 5 years	1,032	966
	2,242	2,232

Summary of detailed information about contractual undiscounted cash flows associated with future lease commitments
The table below presents the contractual undiscounted cash flows associated with the Group’s future lease commitments for non-cancellable
leases not yet commenced, representing principal and interest.

	2023 US$m	2022 US$m
Due for payment in:
Within one year	33	67
After one year but not more than five years	889	263
Later than five years	1,242	1,288
	2,164	1,618